Financial Assets at Fair Value through Profit or Loss	12 Months Ended
Dec. 31, 2018
Financial assets at fair value through profit or loss [Abstract]
Financial Assets At Fair Value Through Profit Or Loss
9.	Financial Assets at Fair Value through Profit or Loss

(1)	Financial assets at fair value through profit or loss as of December 31, 2018 are as follows:

		2018
		Current	Non-current
		In millions of won
Financial assets at fair value through profit or loss(*3)
Beneficiary securities(*1)	￦	100	320,148
Cooperative(*1)		—	5,052
Other(*2)		313,793	83,586

		313,893	408,786

Financial assets designated as at fair value through profit or loss(*3)
Debt with embedded derivatives(*2)		—	187,483
Other		—	10,773

		—	198,256

	￦	313,893	607,042

(*1)	For the year ended December 31, 2017, the Company had designated the financial assets as available-for-sale (note 2.(5)).

(*2)	For the year ended December 31, 2017, the Company had designated the financial assets as long-term/short-term financial instrument (note 2.(5)).

(*3)	As of December 31, 2018, the Company invested ￦528,006 million exclusively for payment of decommissioning costs of nuclear power plants.